THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JULY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 98.0%	Shares	Value

COMMUNICATION SERVICES — 9.6%
Alphabet, Cl A *	390,680	$45,443,898
Alphabet, Cl C *	476,260	55,550,966
T-Mobile US *	230,193	32,931,411
Walt Disney *	161,910	17,178,651

		151,104,926

CONSUMER DISCRETIONARY — 10.9%
Amazon.com *	664,480	89,671,576
Booking Holdings *	9,150	17,711,563
Dollar General	83,525	20,750,116
Home Depot	105,729	31,818,085
TJX	179,310	10,966,600

		170,917,940

CONSUMER STAPLES — 3.5%
Costco Wholesale	34,851	18,864,846
Mondelez International, Cl A	253,348	16,224,406
PepsiCo	111,391	19,488,970

		54,578,222

ENERGY — 4.1%
Chevron	112,308	18,393,804
ConocoPhillips	134,921	13,145,353
Pioneer Natural Resources	137,062	32,476,841

		64,015,998

FINANCIALS — 12.9%
BlackRock, Cl A	21,255	14,223,421
Blackstone, Cl A	279,877	28,567,045
Charles Schwab	448,880	30,995,164
CME Group, Cl A	55,434	11,057,974
Intercontinental Exchange	139,889	14,267,279
JPMorgan Chase	145,267	16,758,001
PNC Financial Services Group	141,065	23,408,326
S&P Global	79,857	30,100,499
SVB Financial Group *	28,365	11,446,696
US Bancorp	440,078	20,771,682

		201,596,087

HEALTH CARE — 14.3%
Abbott Laboratories	185,214	20,158,692
AstraZeneca PLC ADR	441,793	29,259,950

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JULY 31, 2022 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

HEALTH CARE (continued)
Danaher	120,920	$35,244,552
IQVIA Holdings *	73,261	17,602,420
Stryker	93,292	20,034,457
Thermo Fisher Scientific	46,750	27,975,668
UnitedHealth Group	102,620	55,654,931
Zoetis, Cl A	102,790	18,764,315

		224,694,985

INDUSTRIALS — 7.3%
Honeywell International	182,348	35,094,696
Otis Worldwide	265,623	20,763,750
Raytheon Technologies	359,797	33,536,678
Stanley Black & Decker	15,074	1,467,153
Union Pacific	104,742	23,807,857

		114,670,134

INFORMATION TECHNOLOGY — 28.3%
Adobe *	51,431	21,092,882
Analog Devices	132,459	22,777,650
Apple	353,916	57,514,889
Automatic Data Processing	53,126	12,809,741
Cisco Systems	596,899	27,081,308
Fidelity National Information Services	189,206	19,329,285
Fiserv *	177,164	18,722,692
Microsoft	397,803	111,679,214
QUALCOMM	149,315	21,659,634
Roper Technologies	58,139	25,387,557
Salesforce *	157,915	29,059,518
TE Connectivity	169,780	22,704,679
Visa, Cl A	252,438	53,544,624

		443,363,673

MATERIALS — 2.8%
Linde PLC	90,601	27,361,502
Martin Marietta Materials	46,504	16,373,128

		43,734,630

REAL ESTATE — 1.3%
American Tower, Cl A ‡	76,411	20,694,391

UTILITIES — 3.0%
American Water Works	56,926	8,848,577

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JULY 31, 2022 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

UTILITIES (continued)
NextEra Energy	452,910	$38,266,366

		47,114,943

TOTAL COMMON STOCK (Cost $797,731,777)		1,536,485,929

CASH EQUIVALENT — 2.2%
First American Government Obligations Fund, Cl X, 1.367% (A)	34,031,717	34,031,717

TOTAL CASH EQUIVALENT (Cost $34,031,717)		34,031,717

TOTAL INVESTMENTS — 100.2% (Cost $831,763,494)		$1,570,517,646

Percentages are based on Net Assets of $1,567,987,490.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2022.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of July 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information regarding the Fund’s policy regarding valuation of investments and other signifi-cant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-001-1800

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JULY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 97.0%	Shares	Value

COMMUNICATION SERVICES — 1.0%
Liberty Broadband, Cl C *	26,125	$2,845,796
Live Nation Entertainment *	46,232	4,345,346

		7,191,142

CONSUMER DISCRETIONARY — 15.1%
Aptiv PLC *	69,200	7,258,388
AutoZone *	10,769	23,017,553
Chipotle Mexican Grill, Cl A *	8,802	13,768,264
Domino’s Pizza	17,698	6,939,563
Five Below *	50,565	6,425,295
Floor & Decor Holdings, Cl A *	80,249	6,465,662
Marriott International, Cl A	55,622	8,833,886
Planet Fitness, Cl A *	103,285	8,139,891
Ross Stores	64,892	5,273,124
Tractor Supply	61,990	11,869,845
Ulta Beauty *	26,017	10,118,271

		108,109,742

CONSUMER STAPLES — 3.6%
Church & Dwight	53,281	4,687,130
Monster Beverage *	94,202	9,384,403
Sprouts Farmers Market *	192,242	5,313,569
US Foods Holding *	209,377	6,595,375

		25,980,477

ENERGY — 2.7%
Cheniere Energy	49,481	7,401,368
Diamondback Energy	95,138	12,179,567

		19,580,935

FINANCIALS — 5.0%
Ameriprise Financial	57,027	15,392,728
MSCI, Cl A	25,095	12,079,227
Western Alliance Bancorp	109,184	8,339,474

		35,811,429

HEALTH CARE — 15.3%
Align Technology *	31,650	8,892,701
Alnylam Pharmaceuticals *	52,906	7,514,769
Avantor *	396,658	11,511,015
Catalent *	101,131	11,437,916
Charles River Laboratories International *	42,606	10,674,507

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JULY 31, 2022 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

HEALTH CARE (continued)
Edwards Lifesciences *	66,859	$6,722,004
Humana	20,601	9,929,682
ICON PLC *	42,419	10,233,584
ResMed	51,408	12,364,652
Tandem Diabetes Care *	62,739	4,153,949
Teleflex	22,848	5,494,030
Veeva Systems, Cl A *	47,528	10,626,310

		109,555,119

INDUSTRIALS — 14.3%
AMETEK	73,601	9,089,723
AZEK, Cl A *	127,537	2,637,465
Cintas	17,042	7,251,201
CoStar Group *	81,467	5,913,690
Howmet Aerospace	207,599	7,708,151
Hubbell, Cl B	33,242	7,280,663
IAA *	114,053	4,303,220
IDEX	46,258	9,656,357
Ingersoll Rand	174,357	8,682,979
Masco	114,802	6,357,735
Oshkosh	53,000	4,563,300
Pentair PLC	56,933	2,783,454
Regal Rexnord	51,408	6,904,094
TransUnion	95,606	7,574,863
Waste Connections	52,140	6,953,912
Zurn Elkay Water Solutions	157,127	4,548,827

		102,209,634

INFORMATION TECHNOLOGY — 32.8%
Amphenol, Cl A	185,969	14,343,789
ANSYS *	39,235	10,946,173
Avalara *	38,392	3,356,229
Cadence Design Systems *	103,191	19,201,781
CDW	63,488	11,524,977
Crowdstrike Holdings, Cl A *	58,411	10,724,260
Dynatrace *	143,831	5,412,360
Enphase Energy *	67,889	19,292,696
Entegris	95,700	10,517,430
EPAM Systems *	37,830	13,212,127
FleetCor Technologies *	37,081	8,161,157
Genpact	142,332	6,843,323
Global Payments	86,898	10,629,363
Keysight Technologies *	87,179	14,175,305

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JULY 31, 2022 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

INFORMATION TECHNOLOGY (continued)
KLA	15,547	$5,962,896
Marvell Technology	112,872	6,284,713
Microchip Technology	223,237	15,372,100
Palo Alto Networks *	34,459	17,198,487
Roper Technologies	28,654	12,512,342
Synopsys *	44,104	16,208,220
Twilio, Cl A *	42,512	3,605,018

		235,484,746

MATERIALS — 4.9%
Ashland	44,573	4,478,249
Berry Global Group *	118,361	6,823,512
Crown Holdings	100,756	10,244,870
FMC	76,129	8,457,932
Livent *	210,409	5,237,080

		35,241,643

REAL ESTATE — 2.3%
SBA Communications, Cl A ‡	49,723	16,696,486

TOTAL COMMON STOCK (Cost $460,102,144)		695,861,353

CASH EQUIVALENT – 3.0%
First American Government Obligations Fund, Cl X, 1.367% (A)	21,568,553	21,568,553

TOTAL CASH EQUIVALENT (Cost $21,568,553)		21,568,553

TOTAL INVESTMENTS – 100.0% (Cost $481,670,697)		$717,429,906

Percentages are based on Net Assets of $717,129,898.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2022.

Cl — Class

PLC — Public Limited Company

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JULY 31, 2022 (Unaudited)

As of July 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information regarding the Fund’s policy regarding valuation of investments and other signifi-cant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-002-1700

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK – 67.6%	Shares	Value

COMMUNICATION SERVICES — 2.2%
Alphabet, Cl A * (A)	103,500	$12,039,120
Walt Disney * (A)	25,400	2,694,940

		14,734,060

CONSUMER DISCRETIONARY — 5.9%
Amazon.com * (A)	114,360	15,432,882
Home Depot	36,795	11,073,088
Service International	50,378	3,751,146
Vail Resorts	25,295	5,998,203
VF	55,269	2,469,419

		38,724,738

CONSUMER STAPLES — 3.9%
Costco Wholesale	9,660	5,228,958
PepsiCo	62,231	10,887,936
Procter & Gamble	68,075	9,456,298

		25,573,192

ENERGY — 3.3%
Chevron	78,148	12,799,079
Pioneer Natural Resources	36,650	8,684,218

		21,483,297

FINANCIALS — 9.0%
Ares Capital	326,422	6,329,323
Ares Management, Cl A	92,130	6,601,114
Blue Owl Capital, Cl A	310,600	3,543,946
CME Group, Cl A	29,234	5,831,598
Golub Capital BDC	402,350	5,648,994
Hannon Armstrong Sustainable Infrastructure Capital ‡	95,590	3,449,843
JPMorgan Chase	100,196	11,558,611
S&P Global	19,005	7,163,555
US Bancorp	187,982	8,872,750

		58,999,734

HEALTH CARE — 5.6%
Johnson & Johnson	50,985	8,897,902
Medtronic PLC	47,500	4,394,700
Novartis ADR	69,438	5,959,863
UnitedHealth Group	31,728	17,207,364

		36,459,829

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2022 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INDUSTRIALS — 8.2%
IDEX	36,625	$7,645,469
Lockheed Martin	24,964	10,330,353
Republic Services, Cl A	72,900	10,108,314
Rollins	149,250	5,756,572
Triton International	55,003	3,524,592
Union Pacific	37,522	8,528,751
United Parcel Service, Cl B	42,892	8,359,222

		54,253,273

INFORMATION TECHNOLOGY — 20.9%
Adobe * (A)	4,900	2,009,588
Apple	175,690	28,551,382
Automatic Data Processing	28,847	6,955,588
Broadcom	24,064	12,885,791
Cisco Systems	142,199	6,451,569
Fidelity National Information Services (A)	136,500	13,944,840
Microchip Technology	140,036	9,642,879
Microsoft	120,583	33,852,471
PayPal Holdings *	14,900	1,289,297
QUALCOMM	72,015	10,446,496
Visa, Cl A	52,562	11,148,926

		137,178,827

MATERIALS — 2.9%
Linde PLC	41,436	12,513,672
Scotts Miracle-Gro, Cl A	72,335	6,434,198

		18,947,870

REAL ESTATE — 3.4%
Crown Castle ‡	32,978	5,957,805
Invitation Homes ‡	134,357	5,243,954
Prologis ‡	25,200	3,340,512
VICI Properties ‡	144,626	4,944,763
Weyerhaeuser ‡	85,884	3,119,307

		22,606,341

UTILITIES — 2.3%
American Water Works	18,376	2,856,365
NextEra Energy (A)	149,010	12,589,855

		15,446,220

TOTAL COMMON STOCK (Cost $295,919,856)		444,407,381

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — 18.0%	Face Amount	Value

COMMUNICATION SERVICES — 2.8%
Comcast 2.937%, 11/01/56	$6,111,000	$4,458,479
Diamond Sports Group 5.375%, 08/15/26(B)	4,500,000	990,000
Discovery Communications 3.800%, 03/13/24	3,150,000	3,138,250
Level 3 Financing 5.250%, 03/15/26	2,000,000	1,980,000
Magallanes 3.428%, 03/15/24(B)	1,000,000	984,480
T-Mobile USA 3.500%, 04/15/31	5,000,000	4,623,500
Verizon Communications 2.355%, 03/15/32	2,441,000	2,108,249

		18,282,958

CONSUMER DISCRETIONARY — 2.5%
Amazon.com 3.150%, 08/22/27	3,300,000	3,299,626
Ford Motor Credit 3.350%, 11/01/22	5,000,000	4,986,350
Meritage Homes 3.875%, 04/15/29(B)	3,000,000	2,643,038
Newell Brands 4.100%, 04/01/23	4,849,000	4,834,962
Tenneco 5.375%, 12/15/24	630,000	615,277

		16,379,253

ENERGY – 1.7%
Cheniere Energy Partners 4.500%, 10/01/29	5,000,000	4,844,175
DCP Midstream Operating 6.750%, 09/15/37(B)	1,500,000	1,485,000
Kinder Morgan MTN 7.800%, 08/01/31	1,400,000	1,665,391
Sabine Pass Liquefaction 5.750%, 05/15/24	1,250,000	1,275,779
5.625%, 03/01/25	2,000,000	2,056,094

		11,326,439

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

FINANCIALS — 5.2%
Ally Financial 2.200%, 11/02/28	$5,000,000	$4,252,850
Ares Capital 3.875%, 01/15/26	5,000,000	4,706,189
Bank of America 5.200%, ICE LIBOR USD 3 Month + 3.135%(C)(D)	2,000,000	1,916,442
3.950%, 04/21/25	5,750,000	5,753,172
Goldman Sachs Group 4.543%, ICE LIBOR USD 3 Month + 1.750%, 10/28/27(C)	3,000,000	2,979,152
1.217%, 12/06/23	2,500,000	2,423,719
JPMorgan Chase 6.000%, ICE LIBOR USD 3 Month + 3.300%(C)(D)	1,500,000	1,457,668
5.000%, U.S. SOFR + 3.380%(C)(D)	2,000,000	1,857,955
4.625%, ICE LIBOR USD 3 Month + 2.580%(C)(D)	1,000,000	922,258
OneMain Finance 3.500%, 01/15/27	3,000,000	2,554,326
PNC Financial Services Group 6.460%, ICE LIBOR USD 3 Month + 3.678%(C)(D)	2,500,000	2,478,582
Wells Fargo MTN 4.100%, 06/03/26	3,000,000	3,009,466

		34,311,779

HEALTH CARE — 1.5%
AbbVie 4.250%, 11/21/49	3,500,000	3,286,854
Fresenius US Finance II 4.500%, 01/15/23(B)	2,000,000	1,995,977
HCA 5.375%, 02/01/25	3,050,000	3,111,083
5.000%, 03/15/24	1,250,000	1,268,095

		9,662,009

INDUSTRIALS — 0.8%
Northrop Grumman 4.030%, 10/15/47	2,000,000	1,877,235
Quanta Services 2.900%, 10/01/30	3,750,000	3,235,474

		5,112,709

INFORMATION TECHNOLOGY — 2.3%
Apple 3.850%, 08/04/46	3,000,000	2,889,964

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

INFORMATION TECHNOLOGY (continued)
Broadcom 3.469%, 04/15/34(B)	$2,500,000	$2,139,458
CommScope Technologies 6.000%, 06/15/25(B)	1,734,000	1,603,950
Kyndryl Holdings 2.050%, 10/15/26(B)	1,000,000	844,600
Salesforce 3.700%, 04/11/28	3,000,000	3,072,218
Western Union 2.850%, 01/10/25	4,500,000	4,388,518

		14,938,708

MATERIALS — 0.3%
NOVA Chemicals 5.000%, 05/01/25(B)	2,000,000	1,955,720

REAL ESTATE — 0.9%
Boston Properties 2.750%, 10/01/26	1,000,000	948,509
Equinix 3.000%, 07/15/50	3,000,000	2,127,070
VICI Properties 5.125%, 05/15/32	3,000,000	2,981,430

		6,057,009

TOTAL CORPORATE OBLIGATIONS (Cost $130,187,234)		118,026,584

U.S. TREASURY OBLIGATIONS — 7.1%
U.S. Treasury Bonds 3.000%, 02/15/48	10,000,000	9,619,922
2.500%, 02/15/45	10,000,000	8,669,531

		18,289,453

U.S. Treasury Inflation Protected Securities 0.500%, 01/15/28	11,849,900	12,156,331

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2022 (Unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Face Amount	Value

U.S. Treasury Notes 2.000%, 08/15/25	$7,500,000	$7,317,481
1.625%, 05/15/31	10,000,000	9,201,953

		16,519,434

TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,074,126)		46,965,218

EXCHANGE TRADED FUNDS — 1.7%	Shares
iShares National Muni Bond ETF	53,290	5,785,695
Nuveen AMT-Free Quality Municipal Income Fund, Cl Institutional	409,191	5,204,910

TOTAL EXCHANGE TRADED FUNDS (Cost $10,933,458)		10,990,605

PREFERRED STOCK — 0.3%

FINANCIALS — 0.3%
Wells Fargo, 7.500%	1,700	2,157,300

TOTAL PREFERRED STOCK (Cost $2,066,538)		2,157,300

CASH EQUIVALENT — 5.0%
First American Government Obligations Fund, Cl X, 1.367% (E)	32,949,363	32,949,363

TOTAL CASH EQUIVALENT (Cost $32,949,363)		32,949,363

TOTAL INVESTMENTS — 99.7% (Cost $521,130,575)		$655,496,451

WRITTEN OPTIONS — (0.1%)	Contracts	Value

TOTAL WRITTEN OPTIONS — (0.1%) (Premiums Received $212,177)	(1,725)	$(335,494)

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2022 (Unaudited)

A list of the exchange traded option contracts held by the Fund at July 31, 2022, is as follows:

Description	Contracts	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTIONS — (0.1%)
Call Options
Adobe*	(49)	$(2,009,588)	$425	09/17/22	$(78,498)
Fidelity National Information Services*	(682)	(6,967,312)	105	08/20/22	(170,500)
NextEra Energy*	(740)	(6,252,260)	90	08/20/22	(29,600)
Walt Disney*	(254)	(2,694,940)	110	08/20/22	(56,896)

Total Written Options		$(17,924,100)			$(335,494)

Percentages are based on Net Assets of $657,179,310.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security, or portion thereof, has been pledged as collateral on written equity options.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2022 was $14,642,223 which represents 2.2% of Net Assets.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.
(E)	The rate reported is the 7-day effective yield as of July 31, 2022.

ADR — American Depositary Receipt

BDC — Business Development Company

Cl — Class

ETF — Exchange Traded Fund

ICE — Intercontinental Exchange

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

PLC — Public Limited Company

SOFR— Secured Overnight Financing Rate

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2022 (Unaudited)

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$444,407,381	$—	$—	$444,407,381
Corporate Obligations	—	118,026,584	—	118,026,584
U.S. Treasury Obligations	—	46,965,218	—	46,965,218
Exchange Traded Funds	10,990,605	—	—	10,990,605
Preferred Stock	2,157,300	—	—	2,157,300
Cash Equivalent	32,949,363	—	—	32,949,363

Total Investments in Securities	$490,504,649	$164,991,802	$—	$655,496,451

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(335,494)	$—	$—	$(335,494)

Total Other Financial Instruments	$(335,494)	$—	$—	$(335,494)

For information regarding the Fund’s policy regarding valuation of investments and other signifi-cant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-003-1700

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JULY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 95.4%	Shares	Value

COMMUNICATION SERVICES — 3.1%
Alphabet, Cl A *	30,080	$3,498,906
Live Nation Entertainment *	37,142	3,490,976

		6,989,882

CONSUMER DISCRETIONARY — 8.7%
Amazon.com *	86,573	11,683,026
Chipotle Mexican Grill, Cl A *	3,248	5,080,587
Ulta Beauty *	7,902	3,073,167

		19,836,780

CONSUMER STAPLES — 1.5%
Costco Wholesale	6,197	3,354,436

ENERGY — 2.3%
Devon Energy	30,406	1,911,017
EOG Resources	31,031	3,451,268

		5,362,285

FINANCIALS — 15.2%
Blackstone, Cl A	70,094	7,154,495
Brown & Brown	143,281	9,327,593
Charles Schwab	74,454	5,141,049
Goldman Sachs Group	7,606	2,535,764
S&P Global	22,873	8,621,520
Tradeweb Markets, Cl A	24,029	1,694,525

		34,474,946

HEALTH CARE — 21.4%
AstraZeneca PLC ADR	138,297	9,159,410
Danaher	13,912	4,054,931
Edwards Lifesciences *	82,362	8,280,675
Elevance Health	11,672	5,568,711
Eli Lilly	22,481	7,411,761
IDEXX Laboratories *	9,516	3,798,597
Intuitive Surgical *	22,468	5,171,460
Zoetis, Cl A	26,622	4,859,846

		48,305,391

INDUSTRIALS — 8.5%
Cintas	10,056	4,278,728
CoStar Group *	28,473	2,066,855
L3Harris Technologies	20,231	4,854,833

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JULY 31, 2022 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

INDUSTRIALS (continued)
Middleby *	14,318	$2,071,672
Robert Half International	32,560	2,576,798
Waste Management	20,706	3,407,379

		19,256,265

INFORMATION TECHNOLOGY — 27.8%
Adobe *	8,257	3,386,361
Amphenol, Cl A	50,546	3,898,613
Apple	15,326	2,490,628
CDW	19,137	3,473,940
Entegris	47,185	5,185,631
EPAM Systems *	5,589	1,951,958
Gartner *	6,564	1,742,611
Intuit	9,986	4,555,314
Mastercard, Cl A	27,607	9,767,080
Microsoft	19,819	5,563,986
NVIDIA	10,424	1,893,311
Palo Alto Networks *	20,749	10,355,826
Roper Technologies	12,877	5,623,000
ServiceNow *	5,086	2,271,713
Snowflake, Cl A *	5,827	873,525

		63,033,497

MATERIALS — 5.8%
Martin Marietta Materials	23,056	8,117,557
Sherwin-Williams	20,583	4,979,851

		13,097,408

REAL ESTATE — 1.1%
SBA Communications, Cl A ‡	7,431	2,495,255

TOTAL COMMON STOCK (Cost $153,102,334)		216,206,145

CASH EQUIVALENT — 4.6%
First American Government Obligations Fund, Cl X, 1.367% (A)	10,526,489	10,526,489

TOTAL CASH EQUIVALENT (Cost $10,526,489)		10,526,489

TOTAL INVESTMENTS — 100.0% (Cost $163,628,823)		$226,732,634

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JULY 31, 2022 (Unaudited)

Percentages are based on Net Assets of $226,726,329.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2022.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of July 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information regarding the Fund’s policy regarding valuation of investments and other signifi-cant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-005-0800

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JULY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.2%	Shares	Value

COMMUNICATION SERVICES — 1.2%
Comcast, Cl A	96,857	$3,634,075

CONSUMER DISCRETIONARY — 2.1%
Dick’s Sporting Goods	32,562	3,047,477
Home Depot	9,707	2,921,225

		5,968,702

ENERGY — 7.7%
Enterprise Products Partners	481,430	12,868,624
EOG Resources	19,438	2,161,894
Magellan Midstream Partners	143,115	7,370,423

		22,400,941

FINANCIALS — 15.1%
Blackstone, Cl A	118,879	12,133,979
Brookfield Asset Management, Cl A	117,851	5,851,302
Charles Schwab	91,938	6,348,319
CME Group, Cl A	42,425	8,462,939
Goldman Sachs Group	6,682	2,227,712
JPMorgan Chase	46,849	5,404,501
Morgan Stanley	43,171	3,639,315

		44,068,067

HEALTH CARE — 19.4%
Abbott Laboratories	99,011	10,776,357
AbbVie	24,214	3,474,951
AstraZeneca PLC ADR	162,642	10,771,779
Elevance Health	27,827	13,276,262
Eli Lilly	15,677	5,168,550
Johnson & Johnson	37,849	6,605,407
Medtronic PLC	40,634	3,759,458
Merck	27,331	2,441,752

		56,274,516

INDUSTRIALS — 10.1%
Fastenal	41,787	2,146,180
L3Harris Technologies	49,240	11,816,123
Robert Half International	81,685	6,464,551
Union Pacific	21,238	4,827,398
Waste Management	25,604	4,213,394

		29,467,646

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JULY 31, 2022 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INFORMATION TECHNOLOGY — 17.3%
Accenture PLC, Cl A	14,678	$4,495,284
Apple	62,798	10,205,303
Broadridge Financial Solutions	34,908	5,604,479
Fidelity National Information Services	51,278	5,238,561
International Business Machines	14,596	1,909,011
Microchip Technology	49,620	3,416,833
Microsoft	45,276	12,710,784
Texas Instruments	37,339	6,679,574

		50,259,829

REAL ESTATE — 11.7%
American Tower, Cl A ‡	41,273	11,177,967
Camden Property Trust ‡	31,129	4,392,302
Equinix ‡	6,180	4,349,113
Iron Mountain ‡	81,806	3,966,773
Prologis ‡	15,893	2,106,776
VICI Properties ‡	231,275	7,907,292

		33,900,223

UTILITIES — 10.6%
Brookfield Infrastructure Partners	221,113	8,806,931
Brookfield Renewable Partners	278,771	10,523,605
NextEra Energy	55,381	4,679,141
NextEra Energy Partners	57,622	4,767,644
Xcel Energy	28,596	2,092,655

		30,869,976

TOTAL COMMON STOCK (Cost $202,335,799)		276,843,975

CASH EQUIVALENT — 4.6%
First American Government Obligations Fund, Cl X, 1.367% (A)	13,457,001	13,457,001

TOTAL CASH EQUIVALENT (Cost $13,457,001)		13,457,001

TOTAL INVESTMENTS — 99.8% (Cost $215,792,800)		$290,300,976

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JULY 31, 2022 (Unaudited)

Percentages are based on Net Assets of $290,837,155.

‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2022.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of July 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information regarding the Fund’s policy regarding valuation of investments and other signifi-cant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-006-0800

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JULY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.6%	Shares	Value

AUSTRALIA — 3.2%
BHP Group	317,850	$8,698,075
Woodside Energy Group	166,100	3,750,616

		12,448,691

BRAZIL — 1.3%
MercadoLibre *	6,314	5,137,765

CANADA — 5.7%
Brookfield Asset Management, Cl A	120,018	5,958,894
Canadian National Railway	56,250	7,125,750
Ritchie Bros Auctioneers	122,928	8,859,421

		21,944,065

CHINA — 8.6%
Alibaba Group Holding ADR *	76,835	6,866,744
GDS Holdings, Cl A *	810,000	2,774,391
Tencent Holdings	244,000	9,430,310
Wuxi Biologics Cayman *	550,000	5,264,665
Yum China Holdings	178,430	8,691,325

		33,027,435

DENMARK — 1.4%
Vestas Wind Systems	202,343	5,318,332

FRANCE — 7.7%
Air Liquide	60,865	8,367,830
Airbus	49,365	5,322,596
LVMH Moet Hennessy Louis Vuitton	13,986	9,711,204
Ubisoft Entertainment *	149,417	6,361,315

		29,762,945

GERMANY — 6.4%
Continental	79,305	5,649,762
HeidelbergCement	98,108	4,997,311
Siemens	55,187	6,155,756
Symrise, Cl A	68,879	8,037,156

		24,839,985

HONG KONG — 2.5%
AIA Group	978,500	9,830,648

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JULY 31, 2022 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INDIA — 2.9%
HDFC Bank ADR	179,063	$11,245,156

IRELAND — 2.3%
ICON PLC *	37,376	9,016,960

JAPAN — 11.8%
Daikin Industries	39,000	6,839,755
FANUC	50,000	8,623,030
Nidec	84,000	5,837,501
Sony Group	84,000	7,125,548
Sysmex	89,000	6,231,053
Tokio Marine Holdings	94,000	5,502,754
Toyota Motor	328,000	5,323,781

		45,483,422

MEXICO — 1.0%
Fomento Economico Mexicano ADR	59,298	3,675,290

NETHERLANDS — 1.8%
ASML Holding	12,023	6,910,290

NORWAY — 2.1%
Equinor	213,079	8,204,375

SINGAPORE — 2.1%
DBS Group Holdings	349,725	7,980,147

SPAIN — 4.5%
Amadeus IT Group *	166,388	9,702,081
Banco Santander	2,997,931	7,500,407

		17,202,488

SWEDEN — 3.1%
Assa Abloy, Cl B	287,671	6,796,522
Hexagon, Cl B	431,978	5,086,343

		11,882,865

SWITZERLAND — 8.1%
Alcon	108,182	8,514,369
Chubb	38,614	7,284,145
Julius Baer Group	141,538	7,318,937

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JULY 31, 2022 (Unaudited)

COMMON STOCK (continued)	Shares	Value

SWITZERLAND (continued)
Novartis	94,939	$8,158,076

		31,275,527

TAIWAN — 1.7%
Taiwan Semiconductor Manufacturing ADR	73,964	6,544,335

UNITED KINGDOM — 18.8%
AstraZeneca PLC	73,533	9,672,660
BAE Systems PLC	1,055,456	9,919,997
Compass Group PLC	398,381	9,336,673
Diageo PLC	172,076	8,151,590
InterContinental Hotels Group PLC	131,579	7,799,389
Lloyds Banking Group PLC	18,147,313	10,047,443
London Stock Exchange Group PLC	83,126	8,112,519
Shell PLC	352,917	9,414,563

		72,454,834

UNITED STATES — 1.6%
Euronet Worldwide *	61,935	6,086,352

TOTAL COMMON STOCK (Cost $392,927,335)		380,271,907

CASH EQUIVALENT — 1.3%
First American Government Obligations Fund, Cl X, 1.367% (A)	5,174,347	5,174,347

TOTAL CASH EQUIVALENT (Cost $5,174,347)		5,174,347

TOTAL INVESTMENTS — 99.9% (Cost $398,101,682)		$385,446,254

Percentages are based on Net Assets of $385,839,394.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2022.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JULY 31, 2022 (Unaudited)

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock
Australia	$—	$12,448,691	$—	$12,448,691
Brazil	5,137,765	—	—	5,137,765
Canada	21,944,065	—	—	21,944,065
China	15,558,069	17,469,366	—	33,027,435
Denmark	—	5,318,332	—	5,318,332
France	—	29,762,945	—	29,762,945
Germany	—	24,839,985	—	24,839,985
Hong Kong	—	9,830,648	—	9,830,648
India	11,245,156	—	—	11,245,156
Ireland	9,016,960	—	—	9,016,960
Japan	—	45,483,422	—	45,483,422
Mexico	3,675,290	—	—	3,675,290
Netherlands	—	6,910,290	—	6,910,290
Norway	—	8,204,375	—	8,204,375
Singapore	—	7,980,147	—	7,980,147
Spain	—	17,202,488	—	17,202,488
Sweden	—	11,882,865	—	11,882,865
Switzerland	7,284,145	23,991,382	—	31,275,527
Taiwan	6,544,335	—	—	6,544,335
United Kingdom	—	72,454,834	—	72,454,834
United States	6,086,352	—	—	6,086,352

Total Common Stock	86,492,137	293,779,770	—	380,271,907

Cash Equivalent	5,174,347	—	—	5,174,347

Total Investments in Securities	$91,666,484	$293,779,770	$—	$385,446,254

For information regarding the Fund’s policy regarding valuation of investments and other signifi-cant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-007-0700